Net defined benefits liability_Sensitivity to actuarial assumptions used in the assessment of defined benefit obligation (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Discount rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	[1]	₩ (116,812)	₩ (116,405)
Discount rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	[1]	136,990	137,151
Future wage growth rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	[1]	135,767	136,707
Future wage growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	[1]	₩ (118,020)	₩ (117,765)

[1]	The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.